Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended
	Mar. 15, 2021	Mar. 11, 2021	Feb. 03, 2021	Jan. 29, 2021	Dec. 14, 2020	Mar. 11, 2021
Founder Shares [Member]
Related Party Transaction [Line Items]
Period after consummation of business combination within which shares shall not be transferred						150 days
Founder Shares [Member] | Restriction Period One [Member]
Related Party Transaction [Line Items]
Period after consummation of business combination within which shares shall not be transferred		1 year
Share price		$ 12.00				$ 12.00
Number of consecutive trading days for determining the share price						20 days
Number of trading days						30 days
Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to possible redemption		750,000				750,000
Percentage of founder shares to shares outstanding		20.00%				20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to possible redemption		750,000				750,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount					$ 300,000
Long term borrowings		$ 300,000				$ 300,000
Repayments of related party notes	$ 365,000
Advance from related party		$ 65,000				65,000
Working Capital Loans [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Debt instrument conversion amount						$ 2,000,000.0
Debt Conversion Price Per Share		$ 10.00				$ 10.00
Administrative Support Agreements [Member]
Related Party Transaction [Line Items]
Related party transaction amount of transaction						$ 10,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding		5,750,000				5,750,000
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Share dividend				$ 3,375,000
Shares Surrendered			500,000
Common stock, shares outstanding		5,750,000				5,750,000
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period, founder shares					2,875,000
Payments of Offering cost					$ 25,000